Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2025-04-15
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	However, because we did not award to any of our executive officers any incentive-based compensation during the fiscal years ended December 31, 2024, 2023 and 2022 that was granted, earned, vested or eligible to vest based wholly or in part on the attainment of a financial reporting measure, we concluded that no recovery of erroneously awarded compensation was required pursuant to our Clawback Policy.